CONCENTRATIONS, RISKS AND UNCERTAINTIES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Concentration Risk [Line Items]
FDIC amount		$ 250,000
Maximum [Member]
Concentration Risk [Line Items]
FDIC amount	$ 250,000	$ 250,000